EMPLOYEE BENEFITS EXPENSE	12 Months Ended
Jun. 30, 2023
Employee Benefits Expense
EMPLOYEE BENEFITS EXPENSE

6. EMPLOYEE BENEFITS EXPENSE

	2023 A$	2022 A$	2021 A$
Salaries and wages	4,938,516	4,490,186	2,480,336
Director fees	288,024	288,024	288,024
Superannuation contribution	415,128	347,018	203,242
Share-based payments	125,500	437,508	714,577
Other employee costs	440,898	305,919	182,152
Total employee benefits expenses	6,208,066	5,868,655	3,868,331